Contents of Significant Accounts - Short-Term Loans - Additional Information (Detail) - TWD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Short term lines of credit [member]
Disclosure of detailed information about borrowings [line items]
Unused short-term lines of credit	$ 77,658	$ 62,057